Supplemental guarantor consolidated statement of comprehensive income (Detail) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)		$ 1,197	$ 1,424	$ 1,308	$ 2,621	$ 2,374
Foreign currency translation, net of tax					(4)	(2)
Total other comprehensive income that may be reclassified to the income statement, net of tax		333	1,514	999	1,847	1,398
Defined benefit plans, net of tax					(270)	(165)
Own credit on financial liabilities designated at fair value, net of tax					62	(246)
Total other comprehensive income that will not be reclassified to the income statement, net of tax		(1,369)	1,157	77	(212)	(412)
Total other comprehensive income		(1,035)	2,671	1,076	1,635	986
Total comprehensive income		161	4,095	2,384	4,256	3,360
Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)					2,615	2,375
Foreign currency translation, net of tax		249	(147)	161	103	39
Financial assets measured at fair value through other comprehensive income, net of tax		1	147	65	149	128
Cash flow hedges, net of tax		95	1,505	773	1,600	1,232
Cost of hedging, net of tax		(13)	8		(4)
Total other comprehensive income that may be reclassified to the income statement, net of tax		333	1,514	999	1,847	1,398
Defined benefit plans, net of tax		(498)	228	11	(270)	(165)
Own credit on financial liabilities designated at fair value, net of tax		(872)	934	72	62	(246)
Total other comprehensive income that will not be reclassified to the income statement, net of tax		(1,370)	1,161	83	(208)	(411)
Total other comprehensive income		(1,037)	2,675	1,082	1,639	988
Total comprehensive income		157	4,097	2,389	4,254	3,363
Comprehensive income attributable to non-controlling interests
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)					6	(1)
Foreign currency translation, net of tax		1	(5)	(6)	(4)	(2)
Total other comprehensive income that will not be reclassified to the income statement, net of tax		1	(5)	(6)	(4)	(2)
Total other comprehensive income		1	(5)	(6)	(4)	(2)
Total comprehensive income		$ 4	$ (2)	$ (5)	3	(3)
Elimination entries
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)					(1,333)	(2,914)
Total comprehensive income					(1,413)	(2,922)
Elimination entries | Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)					(1,333)	(2,914)
Foreign currency translation, net of tax					(72)	(1)
Financial assets measured at fair value through other comprehensive income, net of tax					0	0
Cash flow hedges, net of tax					(8)	(7)
Cost of hedging, net of tax					0
Total other comprehensive income that may be reclassified to the income statement, net of tax					(80)	(8)
Defined benefit plans, net of tax					0	0
Total other comprehensive income that will not be reclassified to the income statement, net of tax					0	0
Total other comprehensive income					(80)	(8)
Total comprehensive income					(1,413)	(2,922)
UBS AG (standalone) | Reportable legal entities
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	[1]				2,352	3,451	[2]
Total comprehensive income	[3]				3,647	3,953	[4]
UBS AG (standalone) | Reportable legal entities | Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	[3]				2,352	3,451	[4]
Foreign currency translation, net of tax	[3]				7	(7)	[4]
Financial assets measured at fair value through other comprehensive income, net of tax	[3]				0	5	[4]
Cash flow hedges, net of tax	[3]				1,348	855	[4]
Cost of hedging, net of tax	[3]				9
Total other comprehensive income that may be reclassified to the income statement, net of tax	[3]				1,364	852	[4]
Defined benefit plans, net of tax	[3]				(131)	(104)	[4]
Own credit on financial liabilities designated at fair value, net of tax	[3]				62	(246)	[4]
Total other comprehensive income that will not be reclassified to the income statement, net of tax	[3]				(69)	(350)	[4]
Total other comprehensive income	[3]				1,295	503	[4]
Total comprehensive income	[3]				3,647	3,953	[4]
UBS AG (standalone) | Reportable legal entities | Comprehensive income attributable to shareholders | Increase (decrease) due to change how UBS AG accounts for its investments in associates from at cost less impairment to the equity method of accounting
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)						(72)
Total other comprehensive income						(2)
Total comprehensive income						(74)
UBS Switzerland AG (standalone) | Reportable legal entities
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	[1]				904	980
Total comprehensive income	[3]				1,169	1,231
UBS Switzerland AG (standalone) | Reportable legal entities | Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	[3]				904	980
Foreign currency translation, net of tax	[3]				278	33
Financial assets measured at fair value through other comprehensive income, net of tax	[3]				0	0
Cash flow hedges, net of tax	[3]				84	229
Cost of hedging, net of tax	[3]				0
Total other comprehensive income that may be reclassified to the income statement, net of tax	[3]				362	261
Defined benefit plans, net of tax	[3]				(97)	(11)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	[3]				(97)	(11)
Total other comprehensive income	[3]				265	251
Total comprehensive income	[3]				1,169	1,231
Other subsidiaries | Reportable legal entities
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	[5]				698	858
Total comprehensive income	[6]				854	1,099
Other subsidiaries | Reportable legal entities | Comprehensive income attributable to shareholders
Condensed Statement Of Income Captions [Line Items]
Net profit / (loss)	[6]				691	859
Foreign currency translation, net of tax	[6]				(111)	14
Financial assets measured at fair value through other comprehensive income, net of tax	[6]				149	123
Cash flow hedges, net of tax	[6]				176	156
Cost of hedging, net of tax	[6]				(13)
Total other comprehensive income that may be reclassified to the income statement, net of tax	[6]				201	293
Defined benefit plans, net of tax	[6]				(42)	(50)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	[6]				(42)	(50)
Total other comprehensive income	[6]				160	243
Total comprehensive income	[6]				851	1,102
Other subsidiaries | Reportable legal entities | Comprehensive income attributable to non-controlling interests
Condensed Statement Of Income Captions [Line Items]
Total comprehensive income	[6]				$ 3	$ (3)

[1]
Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information” at www.ubs.com/investors for information prepared in accordance with Swiss GAAP

[2]
Effective from the second quarter of 2020, UBS AG accounts for its investments in associates under the equity method of accounting and no longer at cost less impairment. The new measurement policy will result in more relevant information regarding the value of UBS AG’s investments in associates. The change was applied retrospectively to all prior periods presented, resulting in a decrease in Net profit attributable to shareholders for the six months ended 30 June 2019 of USD 72 million, almost entirely reflected within Other income.

[3]
Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information” at www.ubs.com/investors for information prepared in accordance with Swiss GAAP

[4]
Effective from the second quarter of 2020, UBS AG accounts for its investments in associates under the equity method of accounting and no longer at cost less impairment. The new measurement policy will result in more relevant information regarding the value of UBS AG’s investments in associates. The change was applied retrospectively to all prior periods presented, resulting in a decrease in Total comprehensive income attributable to shareholders for the six months ended 30 June 2019 of USD 74 million, reflecting a decrease of USD 72 million in Net profit attributable to shareholders and a USD 2 million decrease in Total other comprehensive income attributable to shareholders.

[5]
The ”Other subsidiaries“ column includes consolidated information for the UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG significant sub-groups, as well as standalone information for other subsidiaries.

[6]
The ”Other subsidiaries“ column includes consolidated information for the UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG significant sub-groups, as well as standalone information for other subsidiaries.